IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

AND OTHER MATTERS

TRANSAMERICA SERIES TRUST

Transamerica BlackRock Large Cap Value VP

Transamerica Multi Managed Large Cap Core VP

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Transamerica Third Avenue Value VP

Transamerica Efficient Markets VP

Transamerica Index 35 VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Index 100 VP

Supplement to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional

Information, as supplemented, for each Portfolio listed above

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Transamerica BlackRock Large Cap Value VP

Effective on or about May 1, 2013, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with BlackRock Investment Management, LLC with respect to Transamerica BlackRock Large Cap Value VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), with respect to the portfolio. An information statement will be mailed to portfolio shareholders to provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser, the portfolio’s investment objective, principal investment strategies and principal risks, as well as the portfolio’s name, will change. Among the changes will be the removal of the portfolio’s 80% investment policy which currently provides that the portfolio will invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, primarily common stock, of large cap companies. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, TAM, will remain the same.

Effective on or about May 1, 2013, the portfolio will be renamed Transamerica Barrow Hanley Dividend Focused VP and the following information will supplement and supersede any contrary information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) concerning the portfolio:

INVESTMENT OBJECTIVE:

Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, Barrow, Hanley, Mewhinney & Strauss, LLC (the “sub-adviser”), deploys an active strategy that seeks large and middle capitalization U.S.-listed stocks, including American Depositary Receipts (“ADRs”), which make up a portfolio that generally exhibits the following value characteristics: price/earnings and price/book ratios at or below the market (S&P 500® Index) and dividend yields at or above the market. In addition, the sub-adviser considers stocks for the portfolio that not only currently pay a dividend, but also have a consecutive 25-year history of paying cash dividends. The sub-adviser also seeks stocks that have long established histories of dividend increases in an effort to ensure that the growth of the dividend stream of the portfolio’s holdings will be greater than that of the market as a whole.

The sub-adviser utilizes a conservative orientation based on the belief that above-average returns can be achieved while taking below-average risks. The sub-adviser’s investment approach is based on an underlying philosophy that securities markets are inefficient and that these inefficiencies can be favorably exploited through adherence to a value-oriented investment process dedicated to individual stock selection on a bottom-up basis. Accordingly, the sub-adviser constructs a portfolio of individual stocks, selected on a bottom-up basis, using fundamental analysis. The sub-adviser seeks to identify companies that are undervalued and temporarily out-of-favor for reasons it can identify and understand. The sub-adviser does not attempt to time the market or rotate in and out of broad market sectors, as it believes that it is difficult, if not impossible, to add incremental value on a consistent basis by market timing.

The portfolio will generally consist of 35 to 45 stocks with position sizes of 1% to 5% (8% maximum position weighting). Annual portfolio turnover is anticipated to be less than 25%. If a stock held in the portfolio omits its dividend, the portfolio is not required to immediately sell the stock, but the portfolio will not purchase any stock that does not have a 25-year record of paying cash dividends.

The sub-adviser employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio’s assets.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

PRINCIPAL RISKS:

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Focused Investing – To the extent the portfolio invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.

Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other portfolios with similar objectives.

Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.

Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

SUB-ADVISER:

Barrow, Hanley, Mewhinney & Strauss, LLC. The sub-adviser has been a registered investment adviser since 1979. As of December 31, 2012, the sub-adviser had approximately $68 billion in total assets under management. The sub-adviser’s principal business address is JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas TX 75201.

PORTFOLIO MANAGERS:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Ray Nixon, Jr./2013	Portfolio Manager	BHMS	Executive Director, Portfolio Manager
Brian Quinn, CFA/2013	Portfolio Manager	BHMS	Director, Portfolio Manager Prior to becoming a Portfolio Manager in 2012, Mr. Quinn was an equity analyst.
Lewis Ropp/2013	Portfolio Manager	BHMS	Managing Director, Portfolio Manager Prior to becoming a Portfolio Manager in 2011, Mr. Ropp was an equity analyst.

ADVISORY FEES:

Effective on or about May 1, 2013, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets):

First $200 million	0.75%
Over $200 million up to $500 million	0.65%
Over $500 million	0.60%

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Transamerica Multi Managed Large Cap Core VP

Effective on or about May 1, 2013, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with each of Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc. with respect to Transamerica Multi Managed Large Cap Core VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with BNP Paribas Asset Management, Inc. (“BNP”), with respect to the portfolio. An information statement will be mailed to portfolio shareholders to provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser, the portfolio’s investment objective, principal investment strategies and benchmark, as well as the portfolio’s name, will change. Among the changes will be a change to the portfolio’s 80% investment policy which currently provides that the portfolio will invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in companies with market capitalizations of $10 billion or more. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, TAM, will remain the same.

Effective on or about May 1, 2013, the portfolio will be renamed Transamerica BNP Paribas Large Cap Growth VP and the following information will supplement and supersede any contrary information contained in the Summary Prospectus, Prospectus, and SAI concerning the portfolio:

INVESTMENT OBJECTIVE:

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The portfolio generally considers large cap companies to be companies with capitalizations that, at the time of purchase, are within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2012, the market capitalization range of the Russell 1000® Growth Index was between $404 million and $499.8 billion. The portfolio’s sub-adviser, BNP Paribas Asset Management, Inc. (the “sub-adviser”), generally intends to focus on companies with market capitalizations that are within the range of the Russell 1000® Growth Index at the time of purchase.

The portfolio will employ a fundamental, bottom-up approach. The sub-adviser generally applies the following complementary layers of fundamental analysis: systematic and qualitative. The goal of the systematic evaluation generally is to reduce the large universe of stocks into a manageable pool for deeper analysis. A multi-factor evaluation aims to assess the operating quality, valuation and momentum of stocks within each sector resulting in a decile ranking for every stock in the investment universe. The qualitative analysis seeks to build a portfolio with highest conviction opportunities for each sector. The sub-adviser’s fundamental research is driven by the belief that stock prices reflect earnings, and the sub-adviser’s in-depth company research is focused on seeking to develop a learned view on earnings prospects. The construction of the portfolio aims to balance risk and return.

The portfolio will invest primarily in common stock and depositary receipts. Generally, less than 5% of portfolio assets will be invested in cash and cash equivalents subject to a maximum of 10% of portfolio assets. The portfolio will generally invest at least 80% of its assets in U.S. securities. Up to 20% of the portfolio’s assets may be invested in non-U.S. securities.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

PRINCIPAL RISKS:

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.

Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the portfolio’s securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.

BENCHMARK:

Russell 1000® Growth Index

SUB-ADVISER:

BNP Paribas Asset Management, Inc. The sub-adviser has been a registered investment adviser since 1979. As of December 31, 2012, the sub-adviser had approximately $19.8 billion in total assets under management (including $6.3 billion non-discretionary assets). The sub-adviser’s principal business address is 75 State St., 6th Floor, Boston, MA 02109.

PORTFOLIO MANAGERS:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
James P. Haynie CFA/2013	Portfolio Manager	BNP Paribas	Joined BNP Paribas Asset Management, Inc. in 2005; Chief Investment Officer

Jeffrey M. Bray CFA/2013	Portfolio Manager	BNP Paribas	Joined BNP Paribas Asset Management, Inc. in 2006; Portfolio Manager/Senior Research Analyst

ADVISORY FEES:

Effective on or about May 1, 2013, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets):

First $250 million	0.675%
Over $250 million up to $1 billion	0.65%
In excess of $1 billion	0.60%

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Transamerica Morgan Stanley Active International Allocation VP

Effective on or about May 1, 2013, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Morgan Stanley Investment Management Inc. with respect to Transamerica Morgan Stanley Active International Allocation VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Thompson, Siegel & Walmsley LLC (“TS&W”), with respect to the portfolio. An information statement will be mailed to portfolio shareholders to provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser, the portfolio’s investment objective and principal investment strategies, as well as the portfolio’s name, will change. Among the changes will be the adoption of an 80% investment policy which may only be changed upon 60 days’ notice to shareholders. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, TAM, will remain the same.

Effective on or about May 1, 2013, the portfolio will be renamed Transamerica TS&W International Equity VP and the following information will supplement and supersede any contrary information contained in the Summary Prospectus, Prospectus, and SAI concerning the portfolio:

INVESTMENT OBJECTIVE:

Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The portfolio’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser will emphasize established companies in individual foreign markets and will attempt to stress companies and markets that it believes are undervalued. The portfolio expects capital growth to be the predominant component of its total return.

Generally, the portfolio will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the portfolio will emphasize larger, more seasoned or established companies, it may invest in companies of varying size as measured by assets, sales or market capitalization. The portfolio will invest primarily in securities of companies domiciled in developed countries, but may invest up to 10% of its assets in securities of companies in developing countries. It is expected that investments will be diversified throughout the world and within markets in an effort to minimize specific country and currency risks.

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International Europe, Australasia, Far East Index. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of 80-100 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the portfolio to achieve its objective.

PRINCIPAL RISKS:

The portfolio will be subject to the following additional principal risks:

Focused Investing – To the extent the portfolio invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

SUB-ADVISER:

Thompson, Siegel & Walmsley LLC. The sub-adviser has been a registered investment adviser since 1969. As of December 31, 2012, the sub-adviser had approximately $6.2 billion in total assets under management. The sub-adviser’s principal business address is 6806 Paragon Place, Suite 300, Richmond, VA 23230.

PORTFOLIO MANAGERS:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Brandon H. Harrell, CFA/2013	Portfolio Manager	Thompson, Siegel & Walmsley LLC	Portfolio Manager of TS&W International Equity Portfolio from October 31, 2005 to February 28, 2011; Portfolio Manager of TS&W International Small Cap since December 31, 2007

ADVISORY FEES:

Effective on or about May 1, 2013, TAM will receive compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the portfolio’s average daily net assets):

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.725%
In excess of $1 billion	0.70%

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Transamerica Asset Allocation – Conservative VP

Effective on or about May 1, 2013, the following will replace and supersede the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning the above portfolio:

Principal Investment Strategies: The portfolio seeks to achieve its investment objective by investing its assets in a broad mix of underlying funds that are series of Transamerica Funds and Transamerica Series Trust (the “underlying portfolios”).

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Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying portfolios to achieve targeted exposure to domestic equities, international equities (including emerging markets) and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 35% of portfolio assets in underlying portfolios that invest primarily in equities, which may include both stocks and commodity-related securities, and 65% of portfolio assets in underlying portfolios that invest primarily in fixed income, which may include bonds, cash, equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines and the level of volatility of the equity markets, the portfolio’s investment adviser may increase equity exposure to approximately 50% or may decrease equity exposure to 0%. Notwithstanding the guidelines, the investment adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

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The allocation of assets among the underlying portfolios is based on such things as diversification, general market outlook, volatility in the equity markets, historical performance, current valuations, and other global economic factors. Allocation to high yield bonds will not exceed 10% of the fixed-income allocation of the portfolio, and will not exceed 5% of the overall portfolio’s assets.

•	The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the investment adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The investment adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about May 1, 2013, the portfolio will be subject to the following additional principal risks:

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Emerging Markets - Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging markets countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

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Leveraging – The value of your investment may be more volatile to the extent that the fund uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

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Short Positions - The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

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Transamerica Asset Allocation – Growth VP

Effective on or about May 1, 2013, the following supplements the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning the above portfolio:

The portfolio may invest in international equities (including emerging markets).

The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the investment adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

Effective on or about May 1, 2013, the portfolio will be subject to the following additional principal risks:

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Emerging Markets - Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging markets countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•

Short Positions - The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

* * *

Transamerica Asset Allocation – Moderate VP

Effective on or about May 1, 2013, the following replaces and supersedes the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning the above portfolio:

PRINCIPAL INVESTMENT STRATEGIES: The portfolio seeks to achieve its investment objective by investing its assets in a broad mix of underlying funds that are series of Transamerica Funds and Transamerica Series Trust (the “underlying portfolios”).

•

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying portfolios to achieve targeted exposure to domestic equities, international equities (including emerging markets) and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 50% of portfolio assets in underlying portfolios that invest primarily in equities, which may include both stocks and commodity-related securities, and 50% of portfolio assets in underlying portfolios that invest primarily in fixed income, which may include bonds, cash, equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines and the level of volatility of the equity markets, the portfolio’s investment adviser may increase equity exposure to approximately 70% or may decrease equity exposure to 15%. Notwithstanding the guidelines, the investment adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•

The allocation of assets among the underlying portfolios is based on such things as diversification, general market outlook, volatility in the equity markets, historical performance, current valuations, and other global economic factors. Allocation to high yield bonds will not exceed 10% of the fixed-income allocation of the portfolio, and will not exceed 5% of the overall portfolio’s assets.

•	The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the investment adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The investment adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about May 1, 2013, the portfolio will be subject to the following additional principal risks:

•

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging markets countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•

Short Positions - The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

* * *

Transamerica Asset Allocation – Moderate Growth VP

Effective on or about May 1, 2013, the following replaces and supersedes the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning the above portfolio:

PRINCIPAL INVESTMENT STRATEGIES: The portfolio seeks to achieve its investment objective by investing its assets in a broad mix of underlying funds that are series of Transamerica Funds and Transamerica Series Trust (the “underlying portfolios”).

•

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying portfolios to achieve targeted exposure to domestic equities, international equities (including emerging markets) and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 70% of portfolio assets in underlying portfolios that invest primarily in equities, which may include both stocks and commodity-related securities, and 30% of portfolio assets in underlying portfolios that invest primarily in fixed income, which may include bonds, cash, equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines and the level of volatility of the equity markets, the portfolio’s investment adviser may increase equity exposure to approximately 90% or may decrease equity exposure to 30%. Notwithstanding the guidelines, the investment adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•

The allocation of assets among the underlying portfolios is based on such things as diversification, general market outlook, volatility in the equity markets, historical performance, current valuations, and other global economic factors. Allocation to high yield bonds will not exceed 10% of the fixed-income allocation of the portfolio, and will not exceed 5% of the overall portfolio’s assets.

•	The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the investment adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The investment adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about May 1, 2013, the portfolio will be subject to the following additional principal risks:

•

Emerging Markets - Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging markets countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•

Short Positions - The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

* * *

Transamerica International Moderate Growth VP

Effective on or about May 1, 2013, the following replaces and supersedes the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning the above portfolio:

PRINCIPAL INVESTMENT STRATEGIES: The portfolio seeks to achieve its investment objective by investing its assets in a broad mix of underlying Transamerica Funds (the “underlying portfolios”).

•

Under normal circumstances, the portfolio expects to allocate its investments in underlying portfolios to hold a mix of approximately 65% of its assets in equity securities of issuers in international developed markets; 30% of its assets in domestic (U.S. domiciled) bonds; and 5% of its assets in equity and fixed-income securities of issuers economically tied to a number of emerging markets countries and in fixed-income securities of issuers in international developed markets. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines and the level of volatility of the equity markets, the portfolio’s investment adviser may increase equity exposure to approximately 90% or may decrease equity exposure to 30%. Notwithstanding the guidelines, the investment adviser may elect to allocate fewer assets to equities when it believes it is advisable to do so.

•

The allocation of assets among the underlying portfolios is based on such things as diversification, general market outlook, volatility in the equity markets, historical performance, current valuations, and other global economic factors. Allocation to high yield bonds will not exceed 10% of the fixed-income allocation of the portfolio, and will not exceed 5% of the overall portfolio’s assets.

•

The portfolio may periodically adjust its allocations to favor investments in those underlying portfolios that it believes will provide the most favorable outlook for achieving its investment objective.

•	The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying portfolio has its own investment objective, principal investment strategies and risks. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the investment adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that the portfolio will primarily use exchange-traded equity index and U.S. Treasury futures, but the portfolio also may utilize other types of derivatives. The portfolio’s investments in derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The investment adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about May 1, 2013, the portfolio will be subject to the following additional principal risks:

•

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•

Short Positions - The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

* * *

Transamerica Third Avenue Value VP

Transamerica Efficient Markets VP

The Board of Trustees has approved reorganizations pursuant to which each of Transamerica Third Avenue Value VP and Transamerica Efficient Markets VP’s (each, a “Merging Portfolio”) assets would be acquired, and its liabilities would be assumed, by the applicable Destination Portfolio listed opposite each Merging Portfolio in the chart below, in exchange for shares of the applicable Destination Portfolio. Each Merging Portfolio would then be liquidated, and shares of the applicable Destination Portfolio would be distributed to Merging Portfolio shareholders, respectively.

Merging Portfolio	Destination Portfolio
Transamerica Third Avenue Value VP	Transamerica Systematic Small/Mid Cap Value VP

Transamerica Efficient Markets VP	Transamerica Vanguard ETF Portfolio – Growth VP (formerly known as Transamerica Index 75 VP)

Under each reorganization, Merging Portfolio shareholders would receive shares of the applicable Destination Portfolio with the same aggregate net asset value as their shares of the Merging Portfolio. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by Merging Portfolio shareholders as a result of the reorganization.

Each reorganization does not require shareholder approval but is subject to the satisfaction of certain conditions. An information statement describing the reorganizations will be mailed to shareholders of the Merging Portfolios in advance of the closing of the reorganizations, which is expected to occur in the second quarter of 2013. Prior to the reorganizations, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Prospectuses.

* * *

Transamerica Index 35 VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Index 100 VP

Effective on or about May 1, 2013, the above portfolios will change their names pursuant to the table below. All references in the Summary Prospectuses, Prospectuses, and SAI are revised accordingly to reflect this change.

Current Name	New Name
Transamerica Index 35 VP	Transamerica Vanguard ETF Portfolio – Conservative VP
Transamerica Index 50 VP	Transamerica Vanguard ETF Portfolio – Balanced VP
Transamerica Index 75 VP	Transamerica Vanguard ETF Portfolio – Growth VP
Transamerica Index 100 VP	Transamerica Vanguard ETF Portfolio – Aggressive Growth VP

Effective on or about May 1, 2013, the following supplements the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus concerning each portfolio:

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio will invest primarily in Vanguard ETFs.

Each portfolio’s newly-adopted 80% investment policy may only be changed upon 60 days’ notice to shareholders.

* * *

Investors Should Retain this Supplement for Future Reference

February 7, 2013